Guaranteed Minimum Death Benefit Contracts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guaranteed Minimum Death Benefits Reserve Table Details [Abstract]
Balance at January 1	$ 1,170	$ 1,138	$ 1,285	$ 1,609
Add: Unpaid Claims	40	37	36	34
Less: Reinsurance and other amounts recoverable	53	51	53	83
Balance at January 1, net	1,157	1,124	1,268	1,560
Add: Incurred benefits	138	(20)	(122)
Less: Paid benefits	105	124	170
Ending balance, net	1,157	1,124	1,268	1,560
Less: Unpaid Claims	40	37	36	34
Add: Reinsurance and other amounts recoverable	53	51	53	83
Balance at December 31,	1,170	1,138	1,285	1,609
Guaranteed Minimum Death Benefit Reserving Assumptions [Abstract]
Partial Surrenders Estimate Annual Election Rate Low	0.00%
Partial Surrenders Estimate Annual Election Rate High	15.00%
Companys Viewof Short Term Interest Rate Performanceover Future Periods But Considersthat Current Short Term Ineterest Ratesare Lessthanthis Assumption	4.75%
Mean Investment Performance Assumptionfor Underlying Fixed Income Mutual Funds Bonds And Money Markets	5.00%
Mean Investment Performance Assumptionfor Underlying Equityand Fixed Income Mutual Funds Low	1.00%
Mean Investment Performance Assumptionfor Underlying Equityand Fixed Income Mutual Funds High	3.00%
Volatility Assumption Varying By Equity Fund Type Low	16.00%
Volatility Assumption Varying By Equity Fund Type High	25.00%
Volatility assumption varying by bond fund type low	4.00%
Volatility assumption varying by bond fund type high	10.00%
Volatility Assumption Varying By Money Market Fund Type	2.00%
Guaranteed Minimum Death Benefit Contracts Discount Rate	5.75%
Claim Mortality Assumption Low	65.00%
Claim Mortality Assumption High	89.00%
Annual Improvement To Mortality Table Base	1.00%
Lapse Rate Assumption Low	0.00%
Lapse Rate Assumption High	24.00%
Mean Investment Performance Assumption Equity Funds	4.75%	5.00%
Guaranteed Minimum Death Benefit Contracts Text Details [Abstract]
GMDB future policy benefit reserves	1,170	1,138	1,285	1,609
Pre Tax Guaranteed Minimum Death Benefit Reserve Strengthening	70	52	73
After Tax Guaranteed Minimum Death Benefit Reserve Strengthening	45	34	47
Pre Tax Guaranteed Minimum Death Benefit Reserve Strengthening Dueto Adverse Impactsof Overall Market Declines	13
After Tax Guaranteed Minimum Death Benefit Reserve Strengthening Dueto Adverse Impactsof Overall Market Declines	8
Pre Tax Guaranteed Minimum Death Benefit Reserve Strengthening Dueto Adverse Volatility Related Impacts	34
After Tax Guaranteed Minimum Death Benefit Reserve Strengthening Due To Adverse Volatility Related Impacts	22
Pre Tax Guaranteed Minimum Death Benefit Reserve Strengthening Dueto Adverse Interest Rate Impacts	23
After-tax guaranteed minimum death benefit reserve strengthening - Due to Adverse Interest Rate Impacts	15
Guaranteed Minimum Death Benefits Total Contractholders	480,000	530,000
Highest Anniversary Annuity Value [Member]
Guaranteed Minimum Death Benefits Account Value Risk And Average Age Table [Line Items]
Account value	10,801	13,336
Net amount at risk	4,487	4,372
Average attained age of contractholders (weighted by exposure)	71	70
Anniversary Value Reset [Member]
Guaranteed Minimum Death Benefits Account Value Risk And Average Age Table [Line Items]
Account value	1,184	1,396
Net amount at risk	56	52
Average attained age of contractholders (weighted by exposure)	63	63
Other [Member]
Guaranteed Minimum Death Benefits Account Value Risk And Average Age Table [Line Items]
Account value	1,768	1,864
Net amount at risk	834	755
Average attained age of contractholders (weighted by exposure)	70	69
Total [Member]
Guaranteed Minimum Death Benefits Account Value Risk And Average Age Table [Line Items]
Account value	13,753	16,596
Net amount at risk	$ 5,377	$ 5,179
Average attained age of contractholders (weighted by exposure)	71	70